TD Waterhouse Trust

                         Supplement dated July 29, 2002
                      to the Prospectus dated May 31, 2002


The following supplements information on page 14 of the prospectus under the heading "Past Fund Performance":

TD Waterhouse Dow 30 Fund
Year-by-Year Total Return as of 12/31 each year/1/

[bar chart]

         1/1 - 12/31/99                      26.98%
         1/1 - 12/31/00                      -5.01%
         1/1 - 12/31/01                      -5.70%

For the period covered by the bar chart, the highest and lowest quarterly returns were 13.86% (for the quarter ended 12/31/01) and -15.56% (for the quarter ended 9/30/01).

/1/ For the period from 1/1/02 through 3/31/02, total return for the Fund was 4.28%.

Average Annual Total Returns as of 12/31/01*

                                                                                               Since
                                                                                             Inception
                                                                    1 Year                   (3/31/98)
                                                                    ------                   ---------
         Return Before Taxes                                        -5.70%                     5.10%
         Return After Taxes on Distributions                        -6.27%                     2.80%
         Return After Taxes on Distributions and Sale of
         Fund Shares                                                -3.47%                     2.89%
         Dow Jones Industrial Average
         (reflects no deduction for fees, expenses or taxes)        -5.44%                     5.14%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.